Acquisition of Alpha Mind (Tables)	6 Months Ended
Mar. 31, 2025
Acquisition of Alpha Mind [Member]
Acquisition of Alpha Mind (Tables) [Line Items]
Schedule of Estimated Fair Values of the Identifiable Assets Acquired	The following table summarizes the estimated fair values of the identifiable assets acquired at the acquisition date, which represents the net purchase price allocation at the date of the acquisition of Alpha Mind based on a valuation performed by an independent valuation firm engaged by the Company.
December 28,
2023
RMB
Net tangible assets (1)	15,436
Goodwill	1,284,218
Total purchase consideration	1,299,654

(1)	The following is a reconciliation of the fair value of major classes of assets acquired and liabilities assumed which comprised of net tangible assets on December 28, 2023. The Company did not identify intangible assets from the acquisition, because the Company was a shell company immediately before the acquisition. On December 31, 2024, the fair value of identifiable net assets approximated their carrying amount.

Schedule of Fair Value of Identifiable Net Assets	On December 31, 2024, the fair value of identifiable net assets approximated their carrying amount.
December 28, 2023
RMB
ASSETS
Current assets:
Cash and cash equivalents	5,868
Short-term investment	1,616
Accounts receivable, net	19,260
Prepayments	6,872
Other current assets	973
Total current assets	34,589

Non-current assets:
Restricted cash- non-current	5,000
Property and equipment, net	271
Operating lease right-of-use assets	60
Deferred tax assets	511
Total non-current assets	5,842
Total assets	40,431

LIABILITIES AND SHAREHOLDERS’ DEFICIT
LIABILITIES
Current liabilities:
Accounts payable	17,590
Taxes payable	910
Operating lease liabilities	41
Accrued expenses and other current liabilities	6,454
24,995
Non-current liabilities:
Operating lease liabilities, non-current	—
Total liabilities	24,995

Net tangible assets	15,436

Schedule of Impairment Loss

Changes in the carrying amount of goodwill from acquisition to the six months ended March 31, 2025 was as follows:

Acquisition of Alpha Mind
Balance as of December 28, 2023	1,284,218
Goodwill impairment loss during the period	(574,978)
Balance as of September 30, 2024	709,240
Goodwill impairment loss during the period	(644,908)
Balance as of March 31, 2025	64,332

Schedule of Impairment Loss	Movement of impairment loss were as follows:
	September 30,	March 31,
	2024	2025
	RMB	RMB
Beginning balance	1,284,218	709,240
Impairment loss	(574,978)	(644,908)
Ending balance	709,240	64,332

Acquisition of Topone [Member]
Acquisition of Alpha Mind (Tables) [Line Items]
Schedule of Estimated Fair Values of the Identifiable Assets Acquired	The following table summarizes the estimated fair values of the identifiable assets acquired at the acquisition date, which represents the net purchase price allocation at the date of the acquisition of Topone based on a valuation performed by an independent valuation firm engaged by the Company.
		March 24,
		2025
		RMB
Net tangible assets (1)	(1)	434
Intangible assets	(2)	678
Total assets		1,112
Total purchase consideration		1,107
Bargain gain on purchase		5

(1)	The following is a reconciliation of the fair value of major classes of assets acquired and liabilities assumed which comprised of net tangible assets on March 24, 2025.
(2)	The Company identified intangible assets from the acquisition, thus the company recognized the intangible assets for RMB 678. The intangible assets primarily represent the insurance intermediary license held by Topone.

Schedule of Fair Value of Identifiable Net Assets	The following is a reconciliation of the fair value of major classes of assets acquired and liabilities assumed which comprised of net tangible assets on March 24, 2025.
As of March 24, 2025
RMB
ASSETS
Cash, cash equivalents	477
Total Assets	477
Liabilities:
Accrued expenses and other current liabilities	43
Total liabilities	43
Net tangible assets	434